ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 197,278	$ 211,369
Allowance for CECL	(47,068)	(47,199)
Accounts receivable, net	$ 150,210	$ 164,170